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                                BISHOP STREET FUNDS
                             STATEMENT OF CERTIFICATION
                              PURSUANT TO RULE 497(j)

Bishop Street Funds (the "Fund") hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 13 to the Fund's Registration Statement on Form N-1A (File Nos. 33-80514 and 811-8572) which was filed electronically on June 11, 1999 (Accession
No. 00001047469-99-023948).


                                   Bishop Street Funds

Date:  June 14, 1999               /s/ Robert A. Nesher
                                   ------------------------
                                   By:  Robert A. Nesher
                                   Title:  President